Employee Benefits - Personnel Expenses Included in Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [abstract]
Personnel expenses	¥ 1,605,553	¥ 1,634,785	¥ 1,576,012